Accumulated Losses and Reserves - Summary of Accumulated Losses and Reserves (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reserves Within Equity [Line Items]
Net loss for the period	$ (220,242,105)	$ (142,521,085)	$ (92,817,371)
Total reserves	37,810,321	32,725,708
Movements in Accumulated Losses
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(359,462,438)	(216,941,353)
Net loss for the period	(220,242,105)	(142,521,085)
Ending balance	(579,704,543)	(359,462,438)	(216,941,353)
Reserves
Disclosure Of Reserves Within Equity [Line Items]
Fair value of Investments reserve	1,085,411	1,085,411
Share-based payments reserve	16,635,747	11,551,134
Foreign translation reserve	20,089,163	20,089,163
Total reserves	37,810,321	32,725,708
Movement in Fair Value of Investments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	1,085,411	1,085,411
Closing balance	1,085,411	1,085,411	1,085,411
Movement in Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	11,551,134	8,466,706
Share-based payments reserve	5,084,613	5,834,686
Exercise of options		(2,750,258)
Closing balance	16,635,747	11,551,134	8,466,706
FX Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	20,089,163	20,089,163
Closing balance	$ 20,089,163	$ 20,089,163	$ 20,089,163